Revenue (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Revenue

	Three Months Ended June 30				Six Months Ended June 30

(in thousands)	2024		2023		2024		2023

Sales

Gold credit sales	$182,150	61%	$149,511	56%	$372,839	63%	$268,708	56%
Silver

Silver credit sales	$86,542	29%	$90,826	35%	$170,251	29%	$156,005	32%

Concentrate sales	24,749	8%	16,255	6%	37,698	6%	36,753	8%

Total silver sales	$111,291	37%	$107,081	41%	$207,949	35%	$192,758	40%

Palladium credit sales	$4,210	1%	$4,879	2%	$8,887	1%	$9,614	2%

Cobalt sales	$1,413	1%	$3,501	1%	$6,195	1%	$8,357	2%

Total sales revenue	$299,064	100%	$264,972	100%	$595,870	100%	$479,437	100%